ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Narrative) $ in Thousands	Jan. 31, 2025 USD ($)
Durum Wheat [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 29,000